UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (301) 543-6000

Date of fiscal year end: March 31st

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PSG TACTICAL GROWTH FUND

SEMI-ANNUAL REPORT

September 30, 2015

(Unaudited)

PSG TACTICAL GROWTH FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

 AVERAGE ANNUALIZED TOTAL RETURNS AS OF 9/30/2015

	Six Months	One Year	Since Inception *	Ending Value
PSG Tactical Growth Fund	-13.22%	-13.56%	-1.65%	$ 9,448
HFRX Absolute Return Index	0.94%	1.62%	2.22%	$ 10,780

* Date of commencement of investment operations (May 1, 2012).

This chart assumes an initial investment of $10,000 made on 5/1/2012 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (855)-866-9825.

PSG TACTICAL GROWTH FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund.  The underlying securities are represented as a percentage of the portfolio of investments.

Real Estate Investment Trusts
5.27%
Basic Materials
1.70%
Technology
4.29%
Closed-End Funds
14.50%
Preferred Stocks
5.43%
Money Market Fund
5.61%
Communication Services
1.81%
Limited Partnerships
1.49%
Consumer Cyclical
5.32%
Industrials
2.38%
Corporate Bonds
3.05%
Healthcare
7.08%
Energy
6.36%
Exchange Traded Note
1.11%
Exchange Traded Funds
6.69%
Financial Services
27.91%

Per the fee table in the August 1, 2015 prospectus, the Fund’s total annual operating expense ratio was 2.35%.

Sectors are categorized using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes securities sold short.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 55.94%

Application Software - 1.52%
7,398	Oracle Corp.	$ 267,216

Biological Products (No Diagnostic Substances) - 2.47%
3,132	Amgen, Inc.	432,780

Cable & Other Pay Television Services - 2.98%
7,786	Twenty-First Century Fox, Inc.	210,767
13,487	SoftBank Corp. ADR	312,224
		522,991
Construction - Special Trade Contractors - 1.13%
4,990	Chicago Bridge & Iron Company N.V.	197,903

Crude Petroleum & Natural Gas - 1.17%
1,190	California Resources Corp.	3,094
4,508	Total SA ADR	201,553
		204,647
Electronic Computers - 1.31%
2,081	Apple, Inc. (a)	228,806

Financial Services - 0.93%
2,210	American Express Co.	163,827

Fire, Marine & Casualty Insurance - 7.13%
672	Alleghany Corp. *	314,570
7,924	American International Group, Inc.	450,242
401	Fairfax Financial Holdings Ltd. (Canada) (a) *	182,688
8,395	Loews Corp. (a)	303,395
		1,250,895
Insurance Agents, Brokers & Services - 3.70%
1,832	Aon Plc. Class A (United Kingdom)	162,334
332	Markel Corp. (a) *	266,218
5,380	Willis Group Holdings Plc. (United Kingdom)	220,419
		648,971
Lumber & Wood Products (No Furniture) - 1.87%
16,142	Leucadia National Corp. (a)	327,037

Motor Vehicles & Passenger Car Bodies - 3.17%
18,520	General Motor Co. (a)	555,970

* Represents non-income producing security.

(a) All or a portion of this security is held as collateral for securities sold short.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares/Principal		Value

National Commercial Banks - 8.86%
36,142	Bank of America Corp.	$ 563,092
10,993	Citigroup, Inc.	545,363
7,296	JPMorgan Chase & Co.	444,837
		1,553,292
Natural Gas Transmission - 1.16%
7,376	Kinder Morgan, Inc.	204,168

Petroleum Refining - 3.92%
14,386	BP Plc. ADR (a)	439,636
8,803	PBF Energy, Inc.	248,509
		688,145
Pharmaceutical Preparations - 3.00%
3,768	Sanofi ADR	178,867
1,950	Valeant Pharmaceuticals International, Inc. (Canada) *	347,841
		526,708
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.67%
6,901	The Dow Chemical Co.	292,602

Retail-Auto Dealers & Gasoline Stations - 0.87%
2,566	CarMax, Inc. *	152,215

Security Brokers, Dealers & Flotation Companies - 2.05%
14,939	Credit Suisse Group AG ADR	358,984

Semiconductors & Related Devices - 1.39%
16,318	Micron Technology, Inc. *	244,117

Services-Auto Rental & Leasing (No Drivers) - 1.21%
12,677	Hertz Global Holdings, Inc. *	212,086

Services-Business Services, Nec - 2.93%
8,577	PayPal Holdings, Inc. *	266,187
13,503	The Western Union Co.	247,915
		514,102
Services-Miscellaneous Health & Allied Services - 1.50%
3,640	DaVita Healthcare Partners, Inc. *	263,281

TOTAL COMMON STOCKS (Cost $9,975,537) - 55.94%		9,810,743

* Represents non-income producing security.

(a) All or a portion of this security is held as collateral for securities sold short.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares/Principal		Value

CLOSED-END MUTUAL FUNDS - 14.27%
4,244	Avenue Income Credit Strategies	$ 54,535
11,300	BlackRock Corporate High Yield Fund, Inc.	111,531
6,445	BlackRock MuniYield Fund, Inc.	91,583
20,026	ClearBridge Energy MLP Opportunity Fund, Inc.	288,775
30,074	Dreyfus Strategic Municipals, Inc.	246,005
17,848	DSW Municipal Income Trust	233,452
13,362	John Hancock Preferred Income Fund II	255,481
17,517	Invesco Trust for Investment Grade Municipals Fund	226,495
6,511	Nuveen Dividend Advantage Municipal Fund	89,656
8,488	Nuveen Premium Income Municipal Fund, Inc.	113,739
16,725	Nuveen Premium Income Municipal Fund 2, Inc.	228,296
15,549	Nuveen Quality Income Municipal Fund, Inc.	209,756
8,300	PIMCO Dynamic Income Fund	239,040
12,865	PIMCO Income Strategy Fund II	113,727
TOTAL CLOSED-END MUTUAL FUNDS (Cost $2,581,884) - 14.27%		2,502,071

CORPORATE BONDS - 3.00%

Bituminous Coal & Lignite Surface Mining - 0.48%
125,000	Consol Energy, Inc. 5.875%, 04/15/22	84,063

Crude Petroleum & Natural Gas - 0.47%
125,000	Chesapeake Energy Corp. 4.875%, 04/15/22	81,563

Radio Broadcasting Stations - 0.48%
50,000	iHeart Communications, Inc. 9.00%, 03/01/21	42,012
50,000	iHeart Communications, Inc. 9.00%, 12/15/19	43,000
		85,012
Services-Business Services, Nec - 0.45%
70,000	First Data Corp. 12.625%, 01/15/21	79,537

Telephone Communications (No Radio Telephone) - 1.12%
274,000	Sprint Capital Corp. 6.875%, 11/15/28	196,595

TOTAL CORPORATE BONDS (Cost $662,550) - 3.00%		526,770

EXCHANGE TRADED FUNDS - 6.59%
8,139	Alerian MLP ETF	101,575
30,006	iShares MSCI Japan Index	342,668
3,359	SPDR Gold Shares *	358,943
7,235	WisdomTree Japan Hedged Equity ETF	351,983
TOTAL EXCHANGE TRADED FUNDS (Cost $1,248,232) - 6.59%		1,155,169

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares/Principal		Value

EXCHANGE TRADED NOTE - 1.09%
6,302	JPMorgan Alerian MLP ETN	$ 191,518
TOTAL EXCHANGE TRADED NOTE (Cost $226,759) - 1.09%		191,518

LIMITED PARTNERSHIPS - 1.47%

Natural Gas Transmission - 0.64%
3,843	Targa Resources Partners L.P.	111,601

Wholesale-Petroleum Bulk Stations & Terminals - 0.83%
3,811	Genesis Energy L.P.	146,114

TOTAL LIMITED PARTNERSHIPS (Cost $283,776) - 1.47%		257,715

PREFERRED STOCKS - 5.35%

Finance Lessors - 0.67%
4,535	Ally Financial PFD, Series A, 8.50%, Perpetual 5/15/16	117,593

Life Insurance - 0.55%
3,730	ING Groep NV ADR 7.05%, 12/31/49	95,936

National Commercial Banks - 1.24%
4,338	First Horizon National Corp. PFD, Series A, 6.20%, Perpetual 4/10/18	107,148
4,219	Zions Bancorp PFD, Series G, 6.30%, Perpetual 3/15/23	110,074
		217,222
Radio Telephone Communications - 0.60%
4,136	United States Cellular Corp. 6.95%, 5/15/60	104,599

Real Estate Investment Trusts - 2.29%
4,507	Kimco Realty Corp., Series I, 6.00% 12/31/49	113,712
11,941	Vereit, Inc., Series F, 6.70%, 12/31/49	288,972
		402,684

TOTAL PREFERRED STOCKS (Cost $912,127) - 5.35%		938,034

REAL ESTATE INVESTMENT TRUSTS - 5.19%
11,449	American Capital Agency Corp.	214,096
2,542	American Tower Corp.	223,645
21,380	Annaly Capital Management, Inc. (a)	211,021
33,750	Vereit, Inc.	260,550
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,079,317) - 5.19%		909,312

(a) All or a portion of this security is held as collateral for securities sold short.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares/Principal		Value

MONEY MARKET FUND - 5.52%
968,513	Fidelity Institutional Treasury Only Money Market Class I 0.01% **	$ 968,513
TOTAL MONEY MARKET FUND (Cost $968,513) - 5.52%		968,513

TOTAL INVESTMENTS IN SECURITIES (Cost $17,938,695) - 98.42%		$ 17,259,845

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.58%		277,191

NET ASSETS - 100.00%		$ 17,537,036

As of September 30, 2015, the diversification of countries was as follows:

Country	Percentage of Net Assets

Canada	3.02%
France	2.17%
Japan	1.78%
Netherlands	0.55%
Switzerland	2.05%
United Kingdom	4.70%
United States	84.15%
98.42%

** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at September 30, 2015.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

SCHEDULE OF SECURITIES SOLD SHORT

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCKS

Retail - Catalog & Mail-Order Houses
1,256	Wayfair, Inc. *	$ 44,035

Services-Business Services
2,019	Athenahealth, Inc. *	269,234

TOTAL COMMON STOCKS (Proceeds $318,206)		313,269

EXCHANGE TRADED FUNDS
3,164	iShares Russell 2000 Index	345,572
6,148	ProShares Ultra S&P 500	342,136
4,098	SPDR S&P 500	785,136
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,535,491)		1,472,844

TOTAL SECURITIES SOLD SHORT (Proceeds $1,853,697)		$ 1,786,113

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2015 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $17,938,695)	$ 17,259,845
Cash	4,305
Cash with Broker for Securities Sold Short	2,006,266
Receivables:
Dividends and Interest	51,530
Portfolio Securities Sold	364,910
Shareholder Purchases	15,214
Prepaid Expenses	9,621
Total Assets	19,711,691
Liabilities:
Securities Sold Short, at Value (Proceeds $1,853,697)	1,786,113
Payables:
Advisory Fees	20,129
Distribution Fees	7,642
Dividend Expense on Short Positions	4,235
Accrued Expenses	15,715
Portfolio Securities Purchased	337,020
Shareholder Redemptions	3,801
Total Liabilities	2,174,655
Net Assets	$ 17,537,036

Net Assets Consist of:
Paid In Capital	$ 19,450,864
Undistributed Net Investment Income	91,515
Accumulated Realized Loss on Investments	(1,394,077)
Unrealized Depreciation in Value of Investments	(611,266)
Net Assets	$ 17,537,036

Shares Outstanding (Unlimited shares authorized with no par value)	1,881,247

Net Asset Value, Offering and Redemption Price Per Share	$ 9.32

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

STATEMENT OF OPERATIONS

       FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

Investment Income:
Dividends (net of foreign withholding taxes of $6,827)	$ 324,050
Interest	26,154
Total Investment Income	350,204

Expenses:
Advisory Fees (Note 4)	147,122
Transfer Agent & Accounting Fees	16,220
Distribution (12b-1) Fees (Note 4)	25,274
Registration Fees	3,008
Audit Fees	7,772
Insurance Fees	2,372
Miscellaneous Fees	3,807
Custodial Fees	4,707
Legal Fees	23,394
Trustee Fees (Note 4)	4,049
Printing and Mailing	615
Interest Expense	17,074
Dividend Expense	11,868
Total Expenses	267,282

Net Investment Income	82,922

Realized Gain/(Loss) on:
Investments in Securities	(1,202,735)
Securities Sold Short	(28,344)
Net Realized Loss on Investments	(1,231,079)

Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities	(2,233,132)
Securities Sold Short	272,936
Net Change in Unrealized Depreciation	(1,960,196)

Net Realized and Unrealized Loss on Investments	(3,191,275)

Net Decrease in Net Assets Resulting from Operations	$ (3,108,353)

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2015	3/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 82,922	$ 123,158
Net Realized Gain (Loss) on Investments	(1,231,079)	88,401
Net Change in Unrealized Depreciation on Investments	(1,960,196)	(468,935)
Net Decrease in Net Assets Resulting from Operations	(3,108,353)	(257,376)

Distributions to Shareholders From:
Net Investment Income	-	(317,553)
Net Realized Gains	-	(2,025)
Total Distributions	-	(319,578)

Capital Share Transactions (Note 5)	(3,684,722)	3,730,801

Total Increase (Decrease) in Net Assets	(6,793,075)	3,153,847

Net Assets:
Beginning of Period	24,330,111	21,176,264

End of Period (including undistributed net investment income of $91,515 and $8,593, respectively).	$ 17,537,036	$ 24,330,111

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 9/30/2015	Years Ended		Period Ended (a) 3/31/2013
		3/31/2015	3/31/2014

Net Asset Value, at Beginning of Period	$ 10.74	$ 11.00	$ 10.22	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.04	0.06	0.12	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.46)	(0.18)	0.66	0.27
Total from Investment Operations	(1.42)	(0.12)	0.78	0.22

Distributions from:
Net Investment Income	-	(0.14)	-	-
Net Realized Gains	-	- †	-	-
Total Distributions	-	(0.14)	-	-

Redemption Fees	-	-	-	- †

Net Asset Value, at End of Period	$ 9.32	$ 10.74	$ 11.00	$ 10.22

Total Return **	(13.22)%(b)	(1.02)%	7.63%	2.20%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 17,537	$ 24,330	$ 21,176	$ 16,900
Before Waiver/Recoupment
Ratio of Expenses to Average Net Assets	2.28%(c)	2.17%	2.46%	2.28%(c)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.03%(c)	1.84%	1.95%	2.14%(c)
Ratio of Dividend Expense and Interest Expense on Securities Sold Short to Average Net Assets	0.25%(c)	0.33%	0.51%	0.14%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.71%(c)	0.57%	1.22%	(0.74)%(c)
After Waiver/Recoupment
Ratio of Expenses to Average Net Assets	2.28%(c)	2.20%	2.51%	2.14%(c)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.03%(c)	1.87%	2.00%	2.00%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.71%(c)	0.54%	1.17%	(0.60)%(c)
Portfolio Turnover	63.30%(b)	93.36%	52.58%	41.58%(b)

(a) For the period May 1, 2012 (commencement of investment operations) through March 31, 2013.

(b) Not Annualized

(c) Annualized

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions, if any.

† Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

NOTE 1. ORGANIZATION

The PSG Capital Management Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, and organized on December 21, 2011, as a Delaware Statutory Trust.  The Trust currently consists of one series of units of beneficial interest (“shares”), the PSG Tactical Growth Fund (the “Fund”).  The Board of Trustees may classify and reclassify the shares of the Fund into one or more classes of shares at a future date. The Fund is a non-diversified fund. The investment advisor to the Fund is PSG Investment Advisors, LLC (the "Advisor").

The Fund seeks total return from income and capital appreciation with an emphasis on absolute return.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

CASH: The Fund maintains its cash in an account at its custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits. A portion of cash is segregated as collateral for securities sold short and is included in "Cash with Broker for Securities Sold Short" on the Statement of Assets and Liabilities.

SECURITY VALUATION: The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are generally valued by the pricing service at the last quoted sale price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued. Lacking any sales, investments are generally valued by the pricing service at their last bid price.  Securities for which market values are not readily available, or for which the Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), such securities are valued as determined in good faith by the Advisor at their fair values pursuant to guidelines established by the Board of Trustees, and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

For options and futures contracts, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the contracts.  Options and futures contracts listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:

(i)

at the last quoted sales price or, in the absence of a sale

(ii)

at the mean of the last bid and asked prices.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SHARE VALUATION:  The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTIONS: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non cash dividend income is recorded at the fair market value of securities received. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

FEDERAL INCOME TAXES: The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, related to uncertain tax positions taken in open tax years (2013 - 2014) or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2015, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.  Distributions to shareholders, are determined in accordance with income tax regulations. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

NOTE 3. SECURITY VALUATIONS

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 9,810,743	$ -	$ -	$ 9,810,743
Closed-End Mutual Funds	2,502,071	-	-	2,502,071
Corporate Bonds	-	526,770	-	526,770
Exchange Traded Funds	1,155,169	-	-	1,155,169
Exchange Traded Note	191,518			191,518
Limited Partnerships	257,715			257,715
Preferred Stocks	938,034	-	-	938,034
Real Estate Investment Trusts	909,312	-	-	909,312
Short-Term Investments	968,513	-	-	968,513
Total	$ 16,733,075	$ 526,770	$ -	$ 17,259,845

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Common Stocks	$ (313,269)	$ -	$ -	$ (313,269)
Exchange Traded Funds	(1,472,844)	-	-	(1,472,844)
Total	$ (1,786,113)	$ -	$ -	$(1,786,113)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended September 30, 2015. There were no significant transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR: The Advisor serves as investment advisor to the Fund.  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.25% of the average daily net assets of the Fund during the term of the Agreement. For the six months ended September 30, 2015, the Fund incurred advisory fees of $147,122.  As of September 30, 2015, the Fund owed the Advisor $20,129, an amount which consisted of accrued but unpaid investment advisory fees.

The Advisor has contractually agreed to waive management fees and/or reimburse expenses to limit Fund expenses, until July 31, 2016, so that the total annual operating expenses (exclusive of any taxes, borrowing costs (such as interest and dividend expenses on securities sold short), brokerage fees and commissions, indirect expenses such as expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation or expenses in connection with a merger or reorganization) of the Fund do not exceed 2.00% of average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Board of Trustees, on 60 days written notice to the Advisor. As of September 30, 2015, there were no fee waivers or expense reimbursements that could potentially be recouped in future periods.

UNDERWRITER FEES: Arbor Court Capital, LLC (the "Underwriter") acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of MSS.

TRUSTEE FEES: The Fund pays a total annual fee of $4,000 to each Trustee who is not affiliated with the Trust or Advisor. Representatives of the Advisor serve as interested trustees and officers of the Trust. They are not paid by the Trust or the Fund for these efforts.

DISTRIBUTION FEES: The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows it to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  The maximum level of distribution expenses is 0.25% per year of the Fund’s average net assets.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

The Plan has been approved by the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the Independent Trustees. For the six months ended September 30, 2015, the Fund incurred distribution fees of $25,274.  As of September 30, 2015, there were $7,642 in distribution fees accrued that remain available for payment for authorized activities under the Plan.

NOTE 5. BENEFICIAL INTEREST TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest.

Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended September 30, 2015		For the Year Ended March 31, 2015
	Shares	Capital	Shares	Capital
Shares sold	250,377	$ 2,624,993	527,149	$ 5,762,209
Shares reinvested	-	-	25,297	265,878
Shares redeemed	(633,671)	(6,309,715)	(213,556)	(2,297,286)
Net Increase	(383,294)	$(3,684,722)	338,890	$ 3,730,801

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, Corporate Bonds, options, and securities sold short aggregated $13,289,327 and $15,333,925, respectively. Purchases and sales of Corporate Bonds aggregated $231,885 and $0, respectively. Purchases and sales of securities sold short aggregated $6,059,931 and $5,877,468, respectively.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

NOTE 8. TAX MATTERS

At September 30, 2015, the cost of investments for federal income tax purposes was $16,084,998 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Unrealized appreciation	$ 1,234,608
Unrealized depreciation	(1,845,874)
Net unrealized appreciation	$ (611,266)

On December 22, 2014, the Fund declared an income distribution of $0.1442 per share, and a long term capital gain distribution of $0.00092.  The distribution was paid on December 22, 2014 to shareholders of record on December 19, 2014.  The tax character of the $319,578 paid was $317,570 ordinary income and $2,008 realized gain.

For the six months ended September 30, 2015, there were no distributions paid.

As of March 31, 2015 the components of distributable earnings on a tax basis were as follows:

Undistributed Net Investment Income	$ 5,216
Accumulated Net Realized Loss	(93,417)
Net Unrealized Appreciation of Investments	1,352,747
Other Book/Tax Differences	(70,021)
Total	$ 1,194,525

The difference between book and tax basis unrealized appreciation is attributable primarily due to income/loss flow through from grantor trusts.  The Fund elects to defer to its fiscal year ending March 31, 2016, $70,021 of capital losses recognized during the period from November 1, 2014 to March 31, 2015.

Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years (2012-2014) remain subject to examination by the Internal Revenue Service.

NOTE 9. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2015, National Financial Services, LLC, in omnibus accounts, in aggregate, owned approximately 99.42% of the Fund and may be deemed to control the Fund by virtue of its authority over Fund shares.

NOTE 10. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

PSG TACTICAL GROWTH FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

Expense Example

As a shareholder of the PSG Tactical Growth Fund (the "Fund"), you incur ongoing costs which typically consist of management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2015	September 30, 2015	April 1, 2015 to September 30, 2015

Actual	$1,000.00	$867.78	$10.68
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.64	$11.51

* Expenses are equal to the Fund's annualized expense ratio of 2.28%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PSG TACTICAL GROWTH FUND

TRUSTEES & OFFICERS

SEPTEMBER 30, 2015 (UNAUDITED)

 Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During Past 5 Years
Robert H. Carson** 1965	Trustee and President since December 2011, indefinite term	Managing Partner, Planning Solutions Group, LLC (9/01-present); Managing Partner, PSG Companies, LLC (11/10-present); Managing Partner, PSG Family Office, LLC (11/10-present); President and CEO, PSG Investment Advisors, LLC (12/11-present)	1	none
Jonathan V. Giordani** 1974	Trustee and Treasurer since March 2012, indefinite term	Chief Investment Officer, Planning Solutions Group, LLC (12/05-present); Chief Investment Officer, PSG Investment Advisors, LLC (12/11-present)	1	none
Lauren G. Gretchen 1973	Chief Compliance Officer and Secretary since December 2011, indefinite term	CCO, PSG, LLC (3/11-present); Chief Compliance Officer, PSG Investment Advisors, LLC (12/11-present); Licensing, Morningstar (7/10-2/11); Financial Advisor, Mass Mutual (12/07-6/10)	n/a	n/a

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During Past 5 Years
Meredith M. Haussler 1964	Trustee since March 2012, indefinite term	Accountant, Haussler & Associates, LLC (1/01-present)	1	none
Paul R. Lucas 1969	Trustee Since March 2012, indefinite term	Physician – Vascular Surgeon (7/02-present)	1	none

* The term "Fund Complex" refers to the PSG Capital Management Trust.

** Mr. Carson and Mr. Giordani are each an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with the Fund's Advisor.

Additional information about the Trustees is available in the Fund’s Statement of Additional Information which is available free of charge by calling the Fund at 1-855-866-9825.

PSG TACTICAL GROWTH FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2015 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-866-9825, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-855-866-9825 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Statement of Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free at 1-855-866-9825 to request a copy of the SAI or to make shareholder inquiries.

INVESTMENT ADVISOR

PSG Investment Advisors, LLC

8161 Maple Lawn Blvd., Suite 400

Maple Lawn, MD 20759

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Cleveland, OH 44122

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date: December 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date: December 3, 2015